Debt - Minimum Annual Repayments of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 26,053	$ 24,854
Operating segments
Debt Instrument [Line Items]
2021	11,542
2022	4,362
2023	3,116
2024	2,404
2025	1,342
2026	3,287
Intersegment
Debt Instrument [Line Items]
Total	0
Industrial Activities
Debt Instrument [Line Items]
Total	8,288	6,558
Industrial Activities | Operating segments
Debt Instrument [Line Items]
2021	696
2022	1,050
2023	1,075
2024	925
2025	923
2026	2,602
Industrial Activities | Intersegment
Debt Instrument [Line Items]
Total	1,017
Financial Services
Debt Instrument [Line Items]
Total	19,638	$ 20,748
Financial Services | Operating segments
Debt Instrument [Line Items]
2021	10,846
2022	3,312
2023	2,041
2024	1,479
2025	419
2026	685
Financial Services | Intersegment
Debt Instrument [Line Items]
Total	$ 856